Operating leases (Tables)	9 Months Ended
Sep. 30, 2026
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and nine months ended September 30, 2026 and September 30, 2025 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Operating lease costs	$18,442	$12,378	$39,856	$35,046
Income from sub-leases	(412)	(905)	(1,297)	(2,524)
Net operating lease costs	$18,030	$11,473	$38,559	$32,522

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2026 were as follows:

(in thousands)
Year 1	$37,144
Year 2	32,514
Year 3	23,972
Year 4	14,518
Year 5	8,444
Thereafter	26,808
Total future minimum lease payments	143,400
Lease imputed interest	(13,361)
Total	$130,039